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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                       OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266



                    AMY M. MITCHELL, Secretary and Treasurer
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER                  JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC.          DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200         CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                    LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:03/31/2004
DATE OF REPORTING PERIOD: 12/31/2004

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

GOVERNMENT ASSETS FUND
INVESTMENTS
December 31, 2004

                                                                                               Amortized
      Par       Description                                             Rate       Maturity      Cost
      ---       -----------                                             ----       --------      ----
U.S. GOVERNMENT AGENCIES -            57.87%
      2,000,000 Federal National Mortgage Association Discount Note   2.190% **      1/03/05     1,999,761
      2,000,000 Federal Home Loan Mortgage Corporation Discount Note  2.220% **      1/04/05     1,999,637
      2,000,000 Federal National Mortgage Association Discount Note   1.981% **      1/07/05     1,999,353
      2,000,000 Federal National Mortgage Association Discount Note   2.243% **      1/24/05     1,997,189
      2,000,000 Federal Home Loan Mortgage Corporation Discount Note  1.937% **      2/22/05     1,994,540
      2,000,000 Federal Home Loan Mortgage Corporation Discount Note  2.180% **      5/09/05     1,984,782

      2,000,000 Federal Home Loan Mortgage Corporation                6.875%         1/15/05     2,005,025
      1,000,000 Federal Home Loan Mortgage Corporation                6.875%         1/15/05     1,002,434
      1,000,000 Federal Farm Credit Bank                              3.875%         2/01/05     1,001,970
      1,000,000 Federal Home Loan Mortgage Corporation                3.875%         2/15/05     1,002,327
      1,000,000 Federal National Mortgage Association                 1.500%         2/15/05     1,000,000
        500,000 Federal Home Loan Bank                                1.470%         3/01/05       499,378
      1,000,000 Federal Home Loan Bank                                1.455%         3/01/05       999,154
      1,000,000 Federal Home Loan Bank Float                          2.450% *****   3/21/05       999,992
      1,000,000 Federal Home Loan Bank                                4.080%         3/28/05     1,004,811
      2,000,000 Federal Home Loan Bank                                1.550%         3/29/05     1,996,912
        100,000 Federal Farm Credit Bank                              1.250%         4/07/05        99,939
      1,000,000 Federal Home Loan Bank                                1.300%         4/11/05     1,000,000
      2,000,000 Federal Home Loan Bank                                1.300%         4/11/05     1,995,145
        500,000 Federal Home Loan Bank                                4.150%         4/26/05       504,073
      1,000,000 Federal Home Loan Bank                                7.250%         5/13/05     1,018,410
      1,200,000 Federal Home Loan Bank                                1.435%         6/03/05     1,196,064
      1,250,000 Financial Assistance Corporation                      8.800%         6/10/05     1,286,658
      2,000,000 Federal National Mortgage Association Float           2.248% ******  7/14/05     1,999,867
      2,000,000 Federal National Mortgage Association                 7.000%         7/15/05     2,047,389
      2,000,000 Federal Home Loan Bank Float                          2.328% ****    7/26/05     1,999,755
      2,000,000 Federal National Mortgage Association Float           2.310% ****    8/17/05     1,999,470
      1,250,000 Federal Home Loan Bank                                1.765%         8/25/05     1,243,015
      2,000,000 Federal Farm Credit Bank Float                        2.359% ***     9/01/05     2,001,056
      2,000,000 Federal Home Loan Bank Float                          2.345% *****   9/12/05     1,999,217
      2,000,000 Federal Home Loan Bank                                2.250%         9/13/05     1,994,275
      2,000,000 Federal Home Loan Bank Float                          2.307% ****    9/16/05     1,999,622
      2,000,000 Federal National Mortgage Association Float           2.419% ***    10/07/05     2,002,155
      2,185,000 Federal National Mortgage Association                 2.875%        10/15/05     2,184,162
      1,000,000 Federal Home Loan Mortgage Corporation                2.500%        11/25/05       997,383
      2,000,000 Federal Farm Credit Bank Float                        2.231% ****    4/04/06     1,999,205
      2,000,000 Federal Farm Credit Bank Float                        2.309% ***     7/19/06     2,000,000
                                                                                                                57,054,127
REPURCHASE AGREEMENTS -               42.13%
     19,000,000 Bear, Stearns & Company Inc.                          2.280%         1/03/05    19,000,000
     13,527,543 Morgan Stanley & Company Inc.                         2.160%         1/03/05    13,527,543
      9,000,000 Seattle-Northwest Securities Corporation              2.160%         1/03/05     9,000,000
                                                                                                                41,527,543

     98,512,543 Total Investments                                                               98,581,670


       ** Effective yield at date of purchase.
      *** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate.
     **** Interest rate fluctuates monthly with Libor.
    ***** Interest rate fluctuates quarterly with Libor.
   ****** Interest rate fluctuates daily with Federal Funds rate.


INSTITUTIONAL RESERVES FUND
INVESTMENTS
December 31, 2004

                                                                                                Amortized
      Par       Description                                              Rate       Maturity       Cost
      ---       -----------                                              ----       --------       ----
U.S. GOVERNMENT AGENCIES -           56.20%
      1,000,000 Federal National Mortgage Association Discount Note    2.171% **      1/03/05        999,882
        500,000 Federal Home Loan Mortgage Corporation Discount Note   2.091% **      1/04/05        499,915
      1,000,000 Federal Home Loan Mortgage Corporation Discount Note   2.252% **      1/04/05        999,813
        811,000 Federal National Mortgage Association Discount Note    2.263% **      1/05/05        810,796
        500,000 Federal Home Loan Bank Discount Note                   2.300% **      1/20/05        499,394
        600,000 Federal National Mortgage Association Discount Note    2.266% **      1/24/05        599,134
      1,000,000 Federal Home Loan Mortgage Corporation Discount Note   1.937% **      2/22/05        997,270
      1,000,000 Federal National Mortgage Association Discount Note    2.016% **      3/09/05        996,334

      1,000,000 Federal Home Loan Mortgage Corporation                 6.875%         1/15/05      1,002,224
        500,000 Federal Home Loan Mortgage Corporation                 1.875%         1/15/05        500,154
        800,000 Federal Farm Credit Bank                               3.875%         2/01/05        801,576
        800,000 Federal Home Loan Bank                                 1.335%         3/24/05        798,734
      1,000,000 Federal Home Loan Bank                                 1.550%         3/29/05        998,456
        500,000 Federal Home Loan Bank                                 1.400%         4/01/05        499,176
      1,000,000 Federal Home Loan Bank                                 1.300%         4/11/05        997,573
      1,000,000 Federal Farm Credit Bank                               4.375%         4/15/05      1,006,667
      1,000,000 Federal Home Loan Bank                                 4.140%         5/06/05      1,007,173
      1,000,000 Federal Home Loan Bank                                 7.250%         5/13/05      1,018,410
        275,000 Federal National Mortgage Association                  1.650%         5/16/05        274,425
      1,000,000 Federal Home Loan Bank                                 1.435%         6/03/05        996,720
        200,000 Federal Home Loan Bank                                 5.950%         6/13/05        203,262
      1,000,000 Federal National Mortgage Association Float            2.248% ******  7/14/05        999,934
      1,000,000 Federal National Mortgage Association                  7.000%         7/15/05      1,023,694
      1,000,000 Federal Home Loan Bank Float                           2.328% ****    7/26/05        999,878
        900,000 Federal Home Loan Bank                                 1.690%         8/12/05        894,054
      1,000,000 Federal National Mortgage Association Float            2.310% ****    8/17/05        999,735
      1,000,000 Federal Farm Credit Bank Float                         2.359% ***     9/01/05      1,000,528
        905,000 Federal Home Loan Bank Float                           2.345% *****   9/12/05        904,646
      1,000,000 Federal Home Loan Bank                                 2.250%         9/13/05        997,138
      1,000,000 Federal Home Loan Bank Float                           2.307% ****    9/16/05        999,811
      1,000,000 Federal National Mortgage Association Float            2.419% ***    10/07/05      1,001,077
      1,000,000 Federal Home Loan Bank                                 2.250%        10/18/05        994,898
      1,000,000 Federal Farm Credit Bank Float                         2.231% ****    4/04/06        999,603
      1,000,000 Federal Farm Credit Bank Float                         2.309% ***     7/19/06      1,000,000
                                                                                                                 29,322,081
REPURCHASE AGREEMENTS -              43.80%
     13,000,000 Bear, Stearns & Company Inc.                           2.280%         1/03/05     13,000,000
      9,848,705 Seattle-Northwest Securities Corporation               2.160%         1/03/05      9,848,705
                                                                                                                 22,848,705

     52,139,705 Total Investments                                                                 52,170,786


       ** Effective yield at date of purchase.
      *** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate.
     **** Interest rate fluctuates monthly with Libor.
    ***** Interest rate fluctuates quarterly with Libor.
   ****** Interest rate  fluctuates daily with Federal Funds rate.


LIQUID ASSETS FUND
INVESTMENTS
December 31, 2004
                                                                                               Amortized
      Par        Description                               Rate                   Maturity        Cost
      ---        -----------                               ----                   --------        ----
STUDENT LOAN TRUST CERTIFICATES -           4.90%
       5,000,000 Iowa Student Loan Trust Certificates             3.019% ***      12/13/05          5,000,000
                                                                                                                5,000,000
FMHA GUARANTEED LOAN CERTIFICATES -         22.90%
      23,380,786 FmHA Guaranteed  Loan Certificates        1.75% - 3.05% *         Various         23,380,786
                                                                                                               23,380,786
U.S. GOVERNMENT AGENCIES -                  13.39%
       2,000,000 Federal National Mortgage Association Discount   2.206% **        1/24/05          1,997,189

       1,660,000 Federal Home Loan Mortgage Corporation           3.875%           2/15/05          1,665,315
       2,000,000 Federal National Mortgage Association Float      2.248% *******   7/14/05          1,999,867
       2,000,000 Federal Home Loan Bank Float                     2.328% *****     7/26/05          1,999,755
       1,000,000 Federal Home Loan Bank Float                     2.345% ******    9/12/05            999,609
       2,000,000 Federal Home Loan Bank Float                     2.307% *****     9/16/05          1,999,622
       2,000,000 Federal National Mortgage Association Float      2.419% ***      10/07/05          2,002,155
       1,000,000 Federal Farm Credit Bank Float                   2.309% ***       7/19/06          1,000,000
                                                                                                               13,663,512
CORPORATE SECURITIES -                      21.12%
       1,000,000 Lehman Brothers Holdings                         7.750%           1/15/05          1,002,958
       1,400,000 McDonald's Corporation                           4.150%           2/15/05          1,403,715
         780,000 Target Corporation                               7.500%           2/15/05            785,869
       1,000,000 Newcourt Credit Group                            6.875%           2/15/05          1,005,939
       1,750,000 Hydro-Quebec                                     6.620%           3/11/05          1,765,133
       1,900,000 Gannett Company Inc                              4.950%           4/01/05          1,913,193
       1,500,000 Allstate Corporation                             7.875%           5/01/05          1,528,527
       1,000,000 Household Finance Corporation                    8.000%           5/09/05          1,020,542
       1,000,000 Morgan Stanley Dean Witter                       7.750%           6/15/05          1,023,367
       1,000,000 Washington Mutual Financial                      8.250%           6/15/05          1,024,989
       1,000,000 Lehman Brothers Holdings                         7.800%           7/07/05          1,026,109
       1,000,000 Bell Atlantic Virginia                           6.125%           7/15/05          1,020,115
       1,000,000 Sysco Corporation                                4.750%           7/30/05          1,011,257
       1,000,000 Diageo Capital PLC                               6.125%           8/15/05          1,021,236
       1,000,000 Bear Stearns Company                             2.351% *****    12/05/05          1,000,000
       1,000,000 National Rural Utilities                         6.650%          10/01/05          1,028,815
       1,990,000 Schneider Capital Financing, LLC                 2.420% ****      7/01/43          1,990,000
         990,000 Kuehn Enterprises, LLC                           2.420% ****     10/01/43            990,000

                                                                                                              21,561,765
COMMERCIAL PAPER -                          11.75%
         800,000 Edison Asset Securities LLC                      2.245% **        1/04/05            799,851
       1,000,000 Edison Asset Securities LLC                      2.254% **        1/05/05            999,750
       1,000,000 Cooperative Association Tractor                  2.382% **        1/06/05            999,669
       2,000,000 New Jersey Natural Gas                           2.312% **        1/06/05          1,999,358
       1,000,000 General Electric Capital Corporation             2.255% **        1/10/05            999,438
       1,000,000 National Rural Utilities                         2.215% **        1/10/05            999,448
       1,200,000 Three Rivers Funding Corporation                 2.335% **        1/18/05          1,198,680
       2,000,000 Triple A One Funding Corporation                 2.354% **        1/21/05          1,997,389
       2,000,000 Thunder Bay Funding Corporation                  2.337% **        2/01/05          1,995,987
                                                                                                               11,989,569
BANKERS ACCEPTANCE -                        1.72%
         519,000 First Tennessee Bankers Acceptance               2.060% **        1/10/05            518,734
         290,000 First Tennessee Bankers Acceptance               1.917% **        1/10/05            289,862
         373,000 First Tennessee Bankers Acceptance               2.050% **        2/18/05            371,990
         280,000 First Tennessee Bankers Acceptance               2.091% **        3/09/05            278,921
         300,000 First Tennessee Bankers Acceptance               2.784% **        5/27/05            296,654
                                                                                                                1,756,162
U.S. TAXABLE MUNICIPAL BONDS -              2.43%
         475,000 Chicago, IL Series B Taxable                     5.450%           1/01/05            475,129
       2,000,000 Indiana Bond Bank Revenue Taxable                2.000%           2/01/05          2,000,393
                                                                                                                2,475,522
REPURCHASE AGREEMENTS -                     21.80%
      22,253,265 Bear, Stearns & Company Inc.                     2.280%           1/03/05         22,253,265  22,253,265


     101,841,051     Total Investments                                                            102,080,581


          * Interest rate fluctuates with prime rate. Put option subject no longer than 7-day settlement.
         ** Effective yield at date of purchase.
        *** Interest rate fluctuates weekly with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.
       **** Interest rate fluctuates weekly, put option subject to no longer that 7-day settlement.
      ***** Interest rate fluctuates monthly with Libor.
     ****** Interest rate fluctuates quarterly with Libor.
    ******* Interest rate fluctuates daily with Federal Funds rate.

MUNICIPAL ASSETS FUND
INVESTMENTS
December 31, 2004

                                                                                                   Amortized
      Par       Description                                            Rate          Maturity        Cost
      ---       -----------                                            ----          --------        ----
INDUSTRIAL DEVELOPMENT BONDS -              0.07%
         17,043 Iowa HFA (Starr-Terry Project)                           3.56% **       5/15/05          17,043
                                                                                                                     17,043
MUNICIPAL BONDS -                           26.58%
        500,000 Athens-Clarke County, GA Water and Sewer, 4.00%                         1/01/05         500,105
        515,000 Denton County, TX, 2.50%                                                1/15/05         515,303
        200,000 Catasauqua Area School District, PA, 5.65%                              2/15/05         201,030
        200,000 Iowa State Vision Special Fund, 5.00%                                   2/15/05         200,902
        500,000 Spring, TX Independent School District, 1.40%***                        2/15/05         499,147
        320,000 Framingham, MA Bond Anticipation, 2.50%                                 3/01/05         320,618
        250,000 Horry County, SC School District, 4.75%                                 3/01/05         251,368
        500,000 Richland County, SC, 2.00%                                              3/01/05         500,562
        200,000 Salem, WI, 4.00%                                                        4/01/05         200,980
        400,000 Lyon County, NV School District, 6.875%                                 6/01/05         412,451
        300,000 Maine State Turnpike Authority, 7.00%                                   7/01/05         307,383
        200,000 Phoenix, AZ Series A, 5.20%                                             7/01/05         203,150
        350,000 Regional Transportation Authority, IL, 5.75%                            7/01/05         356,458
        125,000 Irvington, NY United Free School District, 2.50%                        7/15/05         125,310
        500,000 Indiana University Student Fee Series K, 6.00%                          8/01/05         521,612
        500,000 St. Croix Central School District, WI, 2.75%                            8/01/05         501,434
        100,000 Oklahoma State Capitol Improvement Authority, 4.625%                    9/01/05         101,675
        250,000 Washington State Series R-A, 5.25%                                      9/01/05         255,333
        500,000 Milwaukee, WI, 4.50%                                                   10/01/05         509,227
                                                                                                                  6,484,047
VARIABLE RATE DEMAND OBLIGATIONS -          72.97%
      1,000,000 Erie County Hospital Authority, PA                      2.100% *        5/15/20       1,000,000
        200,000 Delaware County, PA Industrial Development Authority    2.250% *        4/01/21         200,000
        600,000 New York, NY Transitional Finance Authority             2.250% *       11/01/22         600,000
        400,000 California State Economic Recovery                      2.250% *        7/01/23         400,000
        800,000 Philadelphia, PA IDR (Newcourtland Elder Services)      2.100% *        3/01/27         800,000
        700,000 Pennsylvania State Turnpike Commission                  2.100% *        6/01/27         700,000
        500,000 Allentown, PA Commercial Development                    2.100% *       12/01/29         500,000
      1,000,000 Chester County, PA Industrial Development               2.100% *        7/01/31       1,000,000
        600,000 Clarksville, TN Public Building Authority               2.150% *        7/01/31         600,000
        800,000 Montgomery County, TN Public Building Authority         2.150% *        4/01/32         800,000
        100,000 Allegheny County, PA Higher Education                   2.100% *       12/01/33         100,000
        800,000 Maryland State Economic Development Corporation         2.150% *        7/01/34         800,000

      1,000,000 ABN AMRO MuniTOPS Trust Certificates (Washoe, NV)       2.040% **       7/01/09       1,000,000
      1,000,000 ABN AMRO MuniTOPS Trust Certificates (Honolulu, HI)     2.040% **       7/01/12       1,000,000
        300,000 Delaware State Economic Development Authority           1.990% **      12/01/15         300,000
        800,000 Apache County, AZ Industrial Development                2.000% **      12/15/18         800,000
        800,000 Lake Tapps Parkway, WA, Series B                        2.020% **      12/01/19         800,000
      1,100,000 Indianapolis, IN Public Improvement Bond Bank           1.990% **       2/01/20       1,100,000
        400,000 Kentucky Economic Development Finance Authority         1.990% **       1/01/22         400,000
        300,000 Illinois Health Facilities Authority (NW Hospital)      2.000% **       8/15/25         300,000
        700,000 New Castle Area Hospital Authority, PA                  2.030% **       7/01/26         700,000
        115,000 California State Transit Finance Authority              2.000% **      10/01/27         115,000
        700,000 Iowa Finance Authority Hospital Facilities              1.980% **       1/01/28         700,000
         85,000 District of Columbia George Washington University       2.000% **       9/15/29          85,000
        600,000 Benzinger Township Hospital Authority, PA               2.010% **      12/01/30         600,000
        900,000 Iowa Finance Authority (Iowa West Foundation Project)   2.070% **       1/01/32         900,000
      1,000,000 Allegheny County, PA Industrial Development Authority   2.050% **       8/01/32       1,000,000
        500,000 Chicago, IL Series B                                    2.000% **       1/01/37         500,000
                                                                                                                 17,800,000
MUTUAL FUNDS -                              0.38%
         93,415 AIM Institutional Tax Free Cash Reserve                 1.710% *        1/03/05          93,415
                                                                                                                     93,415

     24,320,459 Total Investments                                                                    24,394,506


   *  Variable rate, put option subject to next business day settlement.
  **  Variable rate, put option subject to no longer that 7-day settlement.
 ***  Effective yield at date of purchase.

VINTAGE BOND FUND
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

 Shares/Par               Security Description                 Value
 ----------               --------------------                 -----
              PREFERRED STOCK (0.24%):
       10,000 REALTY INC. 8.25 11/15/08                      $   281,000
                                                           --------------

              U.S. GOVERNMENT AGENCIES (7.58%):
     $730,000 FHLMC 6.75% 9/15/29                                882,804
    4,750,000 FHLMC 7.00% 07/15/05                             4,856,875
      500,000 FHLMC 6.25% 7/15/32                                573,750
      730,000 FNMA 6.25% 5/15/29                                 830,375
      500,000 FNMA 7.125% 1/15/30                                628,930
    1,000,000 FNMA 3.75% 09/15/08                                995,000
                                                           --------------
                                                               8,767,734
                                                           --------------

               U.S. TREASURY BONDS (1.70%):
      500,000 US T-BOND 8.00% 11/15/21                           686,345
      550,000 T-BONDS 7.25% 8-15-22                              708,829
      500,000 T-BOND 6.0% 2/15/26                                572,750
                                                           --------------
                                                               1,967,924
                                                           --------------

               U.S. TREASURY NOTES (2.67%):
                                                           --------------
    2,725,000 US TREAS 6.5% 02/15/10                           3,085,082
                                                           --------------

                           US TREASURY STRIP (3.74%):
    1,810,000 US TREAS STRIP 0 11/15/15                        1,111,250
    2,200,000 US TREAS STRIP 0 11/15/18                        1,127,368
    2,410,000 US TREAS STRIP 5/15/20                           1,130,025
    2,720,000 US TREAS STRIP 0 8/15/25                           955,346
                                                           --------------
                                                               4,323,988
                                                           --------------

              CORPORATE BONDS (32.06%):
               AGRICULTURE (0.92%):
      915,000 MONSANTO 7.375% 8/15/12                          1,069,406
                                                           --------------

               AUTOMOBILES (1.81%):
      200,000 FORD MOTOR 7.45% 7/16/31                           201,250
      850,000 FORD MOTOR 7.375% 2/1/11                           915,875
      250,000 GMAC 8.875% 6/01/10                                282,188
      575,000 GMAC 6.875% 9/15/11                                589,375
      100,000 GEN MOTORS 8.375% 7/15/33                          103,625
                                                           --------------
                                                               2,092,313
                                                           --------------

                           AUTOMOTIVE FINANCE (0.34%):
      365,000 DAIMLERCHRYS 6.5 11/15/13                          396,025
                                                           --------------

               BANKING AND FINANCIAL SERVICE (1.72%):
    1,000,000 BANK OF AM 7.4% 1/15/11                          1,158,750
      115,000 BANK ONE 6.5% 2/1/06                               119,025
      715,000 D.R.HORTON INC                                     713,213
                                                           --------------
                                                               1,990,988
                                                           --------------

               BEVERAGES - SOFT DRINKS (0.81%):
      910,000 BOTTLING GRP 5% 11/15/13                           938,438
                                                           --------------

               BROKER-DEALER (2.05%):
      680,000 BEAR STEARNS6.75%12/15/07                          734,400
      470,000 LEHMAN 6.625% 1/18/12                              525,813
      420,000 LEHMAN 4.8% 03/13/14                               414,225
      705,000 MORGAN ST 3.875% 01/15/09                          701,475
                                                           --------------
                                                               2,375,913
                                                           --------------

               CONSUMER GOODS AND SERVICES (0.28%):
      300,000 ACV 6.375% 6/15/28                                 325,125
                                                           --------------

               DATA PROCESSING & REPRODUCTION (0.36%):
      420,000 FIRST DATA 4.7% 8/1/13                             419,475
                                                           --------------

                            ELECTRIC UTILITY (2.55%):
    1,750,000 EL PASO 9.4% 5/1/11                              1,931,563
    1,000,000 MONONGAHELA 5% 10/1/06                           1,017,500
                                                           --------------
                                                               2,949,063
                                                           --------------

               ELECTRICAL AND ELECTRONIC (1.19%):
      880,000 GEN ELEC 6.125% 2/22/11                            963,600
      350,000 GEN ELEC 6.75% 3/15/32                             409,500
                                                           --------------
                                                               1,373,100
                                                           --------------

               ENTERTAINMENT (0.64%):
      705,000 VIACOM 5.625%, 05/01/07                            736,725
                                                           --------------

                           FINANCIAL SERVICES (2.84%):
      705,000 CIT GROUP 4.75% 12/15/10                           716,456
      900,000 CITIGROUP, 5.125%, 5/5/14                          921,375
      705,000 CNTRYWIDE 3.25%, 05/21/08                          689,138
      440,000 GENWORTH 5.75% 6/15/14                             465,300
      500,000 HOUSEHOLD 4.75% 7/15/13                            496,250
                                                           --------------
                                                               3,288,519
                                                           --------------

               FOOD PRODUCTS (0.18%):
      205,000 CAMPBELL 5.5%, 03/15/07                            212,688
                                                           --------------

               GOVERNMENTS- FOREIGN (0.83%):
      100,000 NAPLES SINK 7.52 7/15/06                           102,250
      700,000 QUEBEC PRV 7.03% 03/10/26                          861,000
                                                           --------------
                                                                 963,250
                                                           --------------

               INDUSTRIAL GOODS AND SERVICES (0.86%):
      900,000 TYCO INTL 6.375% 10/15/11                          993,375
                                                           --------------

               INSURANCE (0.26%):
      300,000 USF&G 7.125% 06/01/05                              304,500
                                                           --------------

               MANUFACTURING--CONSUMER GOODS (0.19%):
      200,000 EATON CORP 8.9% 8/15/06                            216,750
                                                           --------------

               MEDIA (0.96%):
      120,000 AOL 7.625% 4/15/31                                 145,200
      845,000 AOL 6.875% 5/1/12                                  962,244
                                                           --------------
                                                               1,107,444
                                                           --------------

               OIL & GAS TRANSMISSION (0.91%):
    1,000,000 TRANSCON GAS 6.25 1/15/08                        1,051,250
                                                           --------------

               OIL AND GAS EXPLORATION PROD & SVC (1.45%):
      880,000 CONOCO 6.95% 4/15/29                             1,039,500
      615,000 MARATHON OIL 5.375 6/1/07                          639,600
                                                           --------------
                                                               1,679,100
                                                           --------------

               PAPER PRODUCTS (0.89%):
      915,000 MEADWESTVACO 6.85% 4/1/12                        1,035,094
                                                           --------------

               PRINTING & PUBLISHING (0.80%):
      920,000 DONNELLY 4.95%, 4/01/14                            923,450
                                                           --------------

               RAILROADS (0.85%):
      880,000 UNION PAC 6.625% 2/1/29                            977,900
                                                           --------------

               RETAIL STORES- GENERAL MERCHANDISE (1.12%):
      150,000 MAY 3.95% 07/15/07                                 150,188
      880,000 WAL-MART 7.55% 2/15/30                           1,146,200
                                                           --------------
                                                               1,296,388
                                                           --------------

               REAL ESTATE (1.41%):
    1,550,000 NATIONWIDE HEALTH 7.23% 11/08/06                 1,625,563
                                                           --------------

               SOVEREIGN (0.21%):
      185,000 NOVA SCOTIA 8.25 11/15/19                          245,588
                                                           --------------

                           TELECOMMUNICATIONS (5.61%):
      910,000 AT&T WIRELESS 7.875% 3/1/11                      1,072,663
      615,000 BRIT TEL 7.625% 12/15/05                           641,138
      910,000 COMCAST CABLE COMM 8.375% 3/15/13                1,121,575
      915,000 FRANCE TEL 9.0% 3/1/11                           1,091,138
    1,100,000 GTE CORP 7.51% 4/1/09                            1,241,625
      440,000 SBC 5.625% 06/15/16                                454,300
      710,000 SPRINT 8.37% 03/15/12                              865,313
                                                           --------------
                                                               6,487,750
                                                           --------------
                                                           --------------
              TOTAL CORPORATE BONDS                           37,075,175
                                                           --------------

              TAXABLE MUNICIPAL BONDS (2.35%):
      125,000 FULTON MO SINK 7.6 7/1/11                          135,385
      815,000 OREGON ST 3.742% 06/01/08                          813,223
      285,000 PASHGR 4.70% 07/01/09                              282,951
       90,000 PRAIR DU CHIEN 7.6 4/1/05                           91,090
      100,000 PRA DU CHIEN 7.625 4/1/06                          105,049
    1,200,000 UNIV S CAL 5.87% 01/01/14                        1,294,764
                                                           --------------
                                                               2,722,462
                                                           --------------

              MORTGAGE RELATED SECURITIES (49.16%):
               COLLATERALIZED MORTGAGE OBLIG
      375,709 FHR 6% 12/15/27                                    382,855
      272,438 FHR 2535 4% 06/15/29                               272,593
       28,392 RALI 1996-QS7 8% 11/25/11                           28,341
    2,096,771 SASC 7.19% 2/25/31                               2,098,972
    1,250,000 WAMU 3.423% 5/25/33                              1,240,363
      186,356 WASH MUTUAL 6.5% 6/25/32                           186,754
                                                           --------------
                                                               4,209,878
                                                           --------------

                           FHLMC MORTGAGE-BACKED POOLS
      126,400 FGLMC E99510 5.5% 9/1/18                           130,668
    1,105,387 FHLMC GO8010 5.5% 9/1/34                         1,123,659
      729,141 FHLMC GM90876 4.0%11/1/08                          732,174
    1,416,097 FGLMC G01444 6.5% 8/1/32                         1,487,313
    2,064,492 FGLMC G01563 5.50% 6/1/33                        2,099,196
      156,656 FGLMC 72044 6.5% 10/1/32                           164,496
      241,850 FGLMC 76748 6.0% 2/1/33                            249,943
      109,067 FHLMC C00592 7% 03/01/28                           115,755
      118,338 FHLMC C00896 7.5 12/01/29                          126,887
    1,256,973 FGLMC C01491 6% 2/1/33                           1,300,263
      197,683 FHLMC #19588 6.5 12/01/28                          207,826
      137,789 FHLMC #F00436 7% 6/1/11                            146,047
    1,346,252 FGLMC E01419 5.5% 5/1/18                         1,391,702
    1,497,501 FGLMC E01488 5% 10/1/18                          1,521,970
    1,469,621 FHLMC FGE01545 5% 1/1/19                         1,493,635
      607,071 FHLMC FGA19963 5.5%3/1/34                          617,106
       84,846 FGLMC C53696 7% 6/1/31                              89,922
      151,594 FHLMC G#80135 7% 10/25/24                          160,194
                                                           --------------
                                                              13,158,755
                                                           --------------

                           FNMA MORTGAGE-BACKED POOLS
      312,378 FNMA 240650 7.5% 7/1/21                            337,902
       97,554 FNMA 250990 7.5% 7/1/27                            104,687
      136,777 FNMA 251614 7% 04/01/28                            145,197
      179,954 FNMA 251697 6.5 05/01/28                           189,102
      320,181 FNMA 252334 6.5% 02/01/29                          338,124
      155,281 FNMA 252518 7% 5/1/29                              165,387
      715,461 FNMA 254473 5.5% 10/1/17                           740,209
    1,399,287 FNMA 254759 4.5% 6/1/18                          1,397,972
    1,379,767 FNMA 254802 4.5% 7/1/18                          1,378,470
      865,646 FNMA 254905 6% 10/1/33                             895,494
      226,732 FNMA 254982 5% 12/1/33                             225,402
    1,497,216 FNMA FN255075 5.5%2/1/24                         1,531,592
      345,240 FNMA FN255079 5% 2/1/19                            351,096
      293,557 FNMA #323282 7.5% 7/1/28                           315,022
      155,581 FNMA 323640 7.5% 04/01/29                          167,044
      138,046 FNMA #346287 7% 5/1/26                             146,939
    2,114,268 FNMA 357467 5.5% 12/1/33                         2,148,265
      883,242 FNMA 380502 6.44% 8/1/08                           899,061
      136,911 FNMA 535817 7% 04/01/31                            145,182
      758,891 FNMA 545759 6.5% 7/1/32                            796,539
      406,732 FNMA 45993 6% 11/1/32                              421,130
    1,678,178 FNMA 555272 6.0% 3/1/33                          1,737,586
       98,857 FNMA 581592 7% 06/01/31                            104,797
      160,626 FNMA 640002 5.652% 7/1/31                          165,427
      394,133 FNMA 686168 5.40% 5/1/32                           404,849
      341,794 FNMA 713974 5.5% 7/1/33                            347,290
    1,489,295 FNMA 721502 5% 7/1/33                            1,480,553
    1,992,744 FNMA 737730 5.5% 9/1/33                          2,024,788
    1,264,981 FNMA 742088 4.5% 4/1/19                          1,261,743
                                                           --------------
                                                              20,366,846
                                                           --------------

                           GNMA MORTGAGE-BACKED POOLS
      279,814 GNMA 22536 7.5% 1/20/28                            299,445
    2,186,188 GNMA POOL3584 6% 7/20/34                         2,264,563
       98,355 GNMA 451522 7.5% 10/15/27                          105,864
      203,210 GNMA 462556 6.5% 02/15/28                          214,319
      100,134 GNMA 466138 7.5% 12/15/28                          107,598
      142,705 GNMA 469699 7% 11/15/28                            151,913
      182,863 GNMA 486760 6.5% 12/15/28                          192,860
      126,924 GNMA 780453 7.5% 12/15/25                          136,759
      183,295 GNMA 780584 7% 06/15/27                            195,528
      197,290 GNMA 780717 7% 02/15/28                            210,274
      136,352 GMNA 780936 7.5% 12/15/28                          146,850
      306,239 GNMA 780990 7.5% 12/15/28                          329,430
                                                           --------------
                                                               4,355,404
                                                           --------------

              ASSET-BACKED SECURITIES
        5,316 AMLT 1999-1 6.30 04/25/27                            5,373
      683,424 AMRES 1997 7.43% 6/25/27                           682,310
      590,253 INDMH 1998 6.17% 12/25/11                          591,392
    1,160,000 CITHE AF5 6.71% 02/25/33                         1,217,049
    2,010,000 CNTYWIDE 3.854 1/25/35                           1,994,543
    1,310,000 CHASE MORT 3.34% 5/25/26                         1,294,031
      390,214 CONSECO 8.15% 2/15/31                              397,632
      380,000 3NF 2000-4 8.31% 5/1/32                            321,058
    1,281,504 CONSECO FIN 6.77% 9/1/32                         1,308,724
      445,647 CONHE 1999 6.47% 12/25/13                          455,732
    1,050,000 EQABS 2000 8.015% 2/25/32                        1,082,435
    1,000,000 EQABS 6.039% 11/25/32                            1,026,670
      362,532 FSPC T-5 7.12% 6/25/28                             366,683
    1,033,635 GREEN TREE 7.85% 5/15/27                         1,111,013
    1,196,534 MLMI 2002 6.55% 9/25/32                          1,259,484
      228,690 MLNHE 98-1 6.755% 8/25/29                          228,246
      122,318 NCGT 97-1 6.75% 08/15/13                           123,912
    1,000,000 RES. MORT. 3.981% 4/25/29                          999,000
      266,518 SPSAC 1998-1 7.08 3/25/28                          266,040
       31,470 UCFCM 1998 6.08% 8/15/15                            31,472
                                                           --------------
                                                               14,762,799
                                                           --------------
               TOTAL MORTGAGE RELATED SECURITIES               56,853,682
                                                           --------------

              CASH EQUIVALENTS (0.50%):
                            MONEY MARKET MUTUAL FUND:
      579,720 GOVERNMENT ASSETS FUND                             579,720
                                                           --------------
                                                           $ 115,656,766
                                                           ==============

VINTAGE LIMITED TERM BOND
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

  Par Value                        Security Description                 Value
  ---------                        --------------------                 -----
              US TREASURY NOTES (12.09%):
    1,500,000 US TREAS  6.875% 05/15/06                             $ 1,579,395
    1,000,000 U.S. T-NOTE 7.0% 07/15/06                               1,060,230
      500,000 US T-NOTE 3% 2/15/08                                      495,915
    2,400,000 US TREASURY 2.5%, 5/31/06                               2,385,000
    1,700,000 US T-NOTE 2.75% 08/15/07                                1,680,875
                                                                    ------------
                                                                      7,201,415
                                                                    ------------

              US GOVERNMENT AGENCIES (21.66%):
      620,000 FHLB 2.875% 09/15/2006                                    617,675
    1,000,000 FHLB 3.375 9/14/07                                        998,750
    1,750,000 FHLMC 7.0% 7/15/05                                      1,789,375
    2,000,000 FHLMC 5.25% 1/15/06                                     2,042,500
    4,000,000 FHLMC 2.375% 4/15/06                                    3,965,000
      800,000 FNMA 5.25% 04/15/07                                       834,000
      700,000 FNMA 2.625% 11/15/06                                      692,125
    2,000,000 FNMA 2.375% 02/15/07                                    1,962,500
                                                                    ------------
                                                                     12,901,925
                                                                    ------------

              MORTGAGE RELATED SECURITIES (25.43%):
               COLLATERALIZED MORTGAGE OBLIG (0.93%):
       28,554 FNMA 93-14A 6% 2/25/08                                     28,942
      410,205 SASC 7.20% 2/25/31                                        410,635
      114,583 SASC 2002 5.33% 4/25/32                                   115,573
                                                                    ------------
                                                                        555,151
                                                                    ------------

               FHLMC MORTGAGE-BACKED POOLS (8.40%):
       61,979 FHLMC E61274 7.0% 8/01/09                                  64,539
    1,218,333 FHLMC  90830 3.5% 8/1/08                                1,198,206
    1,874,414 FHLMC 90842 4.00% 9/01/08                               1,882,211
    1,082,883 FHLMC 90876 4% 11/1/08                                  1,087,387
      770,497 FHLMC 90877 4% 12/1/08                                    773,702
                                                                    ------------
                                                                      5,006,046
                                                                    ------------

               ASSET-BACKED SECURITIES (16.09%):
      101,873 AFFT 7.85% 12/15/09                                        99,836
      683,424 AMRES 1997 7.43% 6/25/27                                  682,310
      295,127 INDMH 1998 6.17% 12/25/11                                 295,696
    1,300,000 COUNTRYWIDE 3.854 1/25/35                               1,290,003
      387,795 CXHE 8.24% 08/25/28                                       389,478
      374,616 CXHE 2000-C 7.72% 5/25/29                                 383,450
    1,200,000 CHASE MORT 3.34 5/25/26                                 1,185,372
      107,285 CNFHE 2001 7.272% 6/15/32                                 109,904
      750,000 CNFHE 2001 7.44% 3/15/32                                  751,463
      114,989 DELTA FUND 1.38% 12/15/30                                 115,030
       68,211 DELHE 7.97% 8/15/30                                        68,512
      411,079 EHELT 7.08% 12/15/28                                      419,399
      179,088 FAMLT 1998 6.52% 9/20/29                                  178,805
    1,058,559 GE CAP MTG 7.645 10/25/26                               1,056,600
      143,398 GREEN TREE 8.9% 4/15/25                                   145,717
      451,629 GREEN TREE 7.35% 5/15/27                                  480,312
      372,924 GREEN TREE 7.6% 10/15/27                                  401,713
       87,417 IMCHE 1997 7.08% 8/20/28                                   87,304
       61,159 NCGT 97-1 6.75%, 8/15/13                                   61,956
       70,075 OAK 1996-A 6.6% 5/15/21                                    71,113
      269,283 RASC 1999 7.22% 6/25/28                                   276,363
      800,000 RES. MORT. 3.981% 4/25/29                                 799,200
      232,974 VMF 2000-A 7.82% 11/7/17                                  237,249
                                                                    ------------
                                                                      9,586,786
                                                                    ------------
              TOTAL MORTGAGE RELATED SECURITIES                      15,147,983
                                                                    ------------

              MUNICIPAL BONDS (1.93%):
               U.S. TAXABLE MUNICIPAL BOND (1.43%):
       65,000 AZUSA PAC 7.25% 4/1/09                                     67,769
       60,000 BEXAR CNTY 8.75% 5/1/05                                    36,000
      500,000 CHEMEKETA 1.94% 6/15/06                                   490,620
      205,000 REEVES CNT TX 6.8% 6/1/06                                 207,587
       50,000 ST CHARLES 6.54% 9/15/05                                   50,714
                                                                    ------------
                                                                        852,690
                                                                    ------------

               STATE TAX-EXEMPT MUNICIPAL BOND (0.50%):
      300,000 JOHNSTON IA 3.0% 6/1/05                                   299,553
                                                                    ------------
                                                                       1,152,243
                                                                    ------------

              CORPORATE BONDS (38.53%):
                                AIRLINES (1.11%):
      444,116 CONTL AIR 6.41% 4/15/07                                   420,036
      235,624 SOUTHWEST AIR 5.1% 5/1/06                                 240,325
                                                                    ------------
                                                                        660,362
                                                                    ------------

                                ALUMINUM (0.68%):
      400,000 ALCOA 4.25% 8/15/07                                       407,000
                                                                    ------------

                              AUTOMOBILES (2.09%):
      600,000 FORD MOTOR 6.5% 1/25/07                                   624,000
      600,000 GMAC 6.125% 8/28/07                                       618,000
                                                                    ------------
                                                                      1,242,000
                                                                    ------------

               AUTOMOTIVE FINANCE (0.52%):
      300,000 D-CHRYSLER 6.4% 5/15/06                                   312,000
                                                                    ------------

                                BANKING (5.08%):
      400,000 BANK OF AM 4.75% 10/15/06                                 409,500
      400,000 COMCAST 8.375 05/01/07                                    442,500
      300,000 FRST CHIC 6.125% 02/15/06                                 308,625
      300,000 1ST UNION 7.125% 10/15/06                                 319,875
      400,000 FRANCE TEL 8.45% 3/1/06                                   420,000
      400,000 HOUSE. FIN.4.625 01/15/08                                 409,500
      300,000 US BANK NA 2.85% 11/15/06                                 297,375
      400,000 WELLS FRGO 6.875 04/01/06                                 417,000
                                                                    ------------
                                                                      3,024,375
                                                                    ------------

                             BROKER-DEALER (2.08%):
      400,000 BEAR STEARNS 5.7% 1/15/07                                 416,500
      400,000 GOLDMAN 4.125 01/15/08                                    405,000
      400,000 MORGAN ST 5.8% 04/01/07                                   419,500
                                                                    ------------
                                                                      1,241,000
                                                                    ------------

               BUILDING PRODUCTS (0.87%):
      500,000 VULCAN MAT 6.4% 2/1/06                                    518,125
                                                                    ------------

                               CHEMICALS (0.84%):
      500,000 ASHLAND INC 8.54% 1/13/05                                 500,625
                                                                    ------------

               CONSUMER FINANCE (0.34%):
      200,000 JOHN DEERE 3.625% 5/25/07                                 200,000
                                                                    ------------

               CONSUMER GOODS AND SERVICES (0.50%):
      300,000 FORTUNE 2.875% 12/1/06                                    297,375
                                                                    ------------

               ELECTRIC UTILITY (4.81%):
      400,000 ALABAMA PWR 2.8% 12/1/06                                  395,000
      382,000 AECC 7.33% 06/30/08                                       408,740
    1,000,000 CENTRAL LA 6.95% 6/21/06                                1,046,250
    1,000,000 ENSERCH 7.125% 6/15/05                                  1,016,250
                                                                    ------------
                                                                      2,866,240
                                                                    ------------

               ELECTRICAL AND ELECTRONIC (1.24%):
      400,000 COX COMMUN 7.75% 08/15/06                                 425,500
      300,000 GEN EL 5.375% 3/15/07                                     311,625
                                                                    ------------
                                                                        737,125
                                                                    ------------

               ENERGY (1.58%):
      300,000 CONOCO FND 5.45% 10/15/06                                 310,875
      400,000 DEVON ENER 2.75% 8/01/06                                  395,500
      225,000 OCCIDENTAL 5.875% 1/15/07                                 235,406
                                                                    ------------
                                                                        941,781
                                                                    ------------

                             ENTERTAINMENT (0.70%):
      400,000 VIACOM 5.625%, 05/01/07                                   418,000
                                                                    ------------

               FINANCIAL SERVICES (4.68%):
      400,000 AMER GENL 5.875% 7/14/06                                  414,500
      400,000 CIT GROUP 4.125% 2/21/06                                  404,000
                                                                    ------------
      600,000 CITIGROUP 5.75% 5/10/06                                   619,500
      400,000 COUNTRYWIDE 5.5% 8/1/06                                   412,500
      300,000 LEHMAN BROS 6.25% 5/15/06                                 312,375
      300,000 MERRILL 7.375%   05/15/06                                 317,250
      300,000 WASH MUTUAL 6.25% 5/15/06                                 310,500
                                                                    ------------
                                                                      2,790,625
                                                                    ------------

                             FOOD PRODUCTS (0.52%):
      300,000 CAMPBELL 5.5%, 03/15/07                                   311,250
                                                                    ------------

                            FOREST PRODUCTS (0.70%):
      400,000 WEYERHAEUSER 6% 8/1/06                                    415,500
                                                                    ------------

               GOVERNMENTS- FOREIGN (1.08%):
      210,000 NAPLES 7.52% 7/15/06                                      214,725
      400,000 QUEBEC PROV 7% 1/30/07                                    428,000
                                                                    ------------
                                                                        642,725
                                                                    ------------

                              HEALTH CARE (0.51%):
      300,000 CARD HLTH 4.45% 06/30/05                                  301,500
                                                                    ------------

               INDUSTRIAL GOODS AND SERVICES (2.16%):
      400,000 DIAGEO CAP 3.5 11/19/2007                                 398,500
      450,000 TRIBUNE 6.875%   11/01/06                                 476,438
      400,000 TYCO INTL 5.8% 08/01/06                                   414,000
                                                                    ------------
                                                                      1,288,938
                                                                    ------------

                               INSURANCE (0.51%):
      300,000 MIDWEST PWR 7.0% 2/15/05                                  301,500
                                                                    ------------

               MANUFACTURING--CONSUMER GOODS (1.05%):
      300,000 EATON CORP 8.9% 8/15/06                                   325,125
      300,000 GE CAP 2.85% 01/30/06                                     299,250
                                                                    ------------
                                                                        624,375
                                                                    ------------

               MEDIA (0.70%):
      400,000 AOL 6.125% 4/15/06                                        414,000
                                                                    ------------

               OIL & EXPLOR PROD & SER (0.52%):
      300,000 MARATHON OIL 5.375 6/1/07                                 312,000
                                                                    ------------

                             RETAIL STORES (0.84%):
       85,000 MAY 3.95% 07/15/07                                         85,106
      400,000 TARGET 5.5% 04/01/07                                      417,500
                                                                    ------------
                                                                        502,606
                                                                    ------------

               TELECOMMUNICATIONS (2.82%):
      400,000 AT&T WIRELESS 7.35 3/1/06                                 418,500
      300,000 BRIT TEL 7.87% 12/15/05                                   312,750
      400,000 SPRINT 6% 01/15/07                                        418,500
      500,000 VERIZON 6.125% 6/15/07                                    529,375
                                                                    ------------
                                                                      1,679,125
                                                                    ------------
               TOTAL CORPORATE BONDS                                  22,950,152
                                                                    ------------

              MONEY MARKET MUTUAL FUND (0.36%):
      214,038 GOVERNMENT ASSETS FUND                                    214,038
                                                                    ------------

                                                                    $59,567,754
                                                                    ============

VINTAGE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

 Par Value                     Security Description                  Value
 ---------                     --------------------                  -----

             MUNICIPAL BONDS (88.65%):
              CALIFORNIA (2.81%):
   $ 500,000 CA STATE 5.25 3/1/2011                                  $ 556,455
     500,000 CA ECON REC 5.25% 7/1/13                                  564,245
                                                                 --------------
                                                                     1,120,700
                                                                 --------------

              FLORIDA (4.05%):
     975,000 FL EDUCATION 5.00% 06/01/2015                           1,082,874
     500,000 JACKSONVILLE 5.00% 10/1/20                                531,275
                                                                 --------------
                                                                     1,614,149
                                                                 --------------

              HAWAII (2.78%):
   1,000,000 HONOLULU HI 5.00% 10/1/13                               1,109,780
                                                                 --------------

              ILLINOIS (18.26%):
   1,000,000 CHICAGO IL 5.375% 1/1/13                                1,113,030
   1,000,000 COOK CO IL 4.90% 11/15/10                               1,069,810
   1,000,000 IL DEPAUL UNIV 5% 10/1/11                               1,114,410
     750,000 ILLINOIS ST 5.375 10/1/13                                 853,343
   1,000,000 IL ST TOLL 5.50% 1/1/14                                 1,140,010
   1,000,000 STHRN IL 5% 04/01/10                                    1,097,710
     435,000 WILLCNTY P/R 6.5 11/1/17                                  516,154
     320,000 WILL CN NON 6.5 11/01/17                                  374,656
                                                                 --------------
                                                                     7,279,122
                                                                 --------------

              INDIANA (9.58%):
     450,000 ALLEN CNTY 5.75% 10/01/11                                 515,039
   1,000,000 EVANSVILLE IN 5.30% 8/1/8                               1,067,490
   1,000,000 IN MUN PWR 5.25% 1/1/12                                 1,117,020
   1,000,000 INPBBK 5.25% 1/10/13                                    1,122,850
                                                                 --------------
                                                                     3,822,399
                                                                 --------------

              KANSAS (1.39%):
     500,000 JOHNSON USD 5% 10/01/15                                   553,415
                                                                 --------------

              MAINE (2.07%):
     750,000 MEMGEN 5.25% 11/01/08                                     824,918
                                                                 --------------

              MASSACHUSETTS (1.29%):
     465,000 MA SPL REV. 5% 06/01/2014                                 513,151
                                                                 --------------

              MICHIGAN (5.57%):
   1,000,000 CHIPPEWA VY MI 5% 5/1/13                                1,107,340
   1,000,000 WAYNE ST. 5.375% 11/15/13                               1,113,240
                                                                 --------------
                                                                     2,220,580
                                                                 --------------

              MINNESOTA (2.09%):
     750,000 MOORHEAD ISD 5% 04/01/12                                  832,088
                                                                 --------------

              NEW JERSEY (4.32%):
     500,000 NJ ST. TRAN.5.25%06/15/14                                 561,820
   1,000,000 NEW JERSEY 5.25% 08/01/14                               1,130,800
      30,000 NEW JERSEY 4.8% 9/01/06                                    31,086
                                                                 --------------
                                                                     1,723,706
                                                                 --------------
              NEW YORK (1.20%):
     440,000 NEW YORK 5% 08/01/2012                                    478,267
                                                                 --------------

              OHIO (2.79%):
   1,000,000 SWCSCH 5.00% 12/01/13                                   1,112,150
                                                                 --------------

              OKLAHOMA (1.86%):
     725,000 TULSA CNTY OK 4% 5/1/06                                   741,777
                                                                 --------------

              PENNSYLVANIA (4.82%):
   1,000,000 ALLEGHENY 5% 10/1/16                                    1,114,830
     750,000 PA ST 5% 02/01/08                                         807,510
                                                                 --------------
                                                                     1,922,340
                                                                 --------------

              TENNESSEE (4.24%):
   1,000,000 JOHNSON CITY 5.5% 7/1/12                                1,133,040
     500,000 MEMPHIS TN 5% 11/01/14                                    556,770
                                                                 --------------
                                                                     1,689,810
                                                                 --------------
              TEXAS (11.47%):
   1,000,000 PHARR-SANJUAN 5.25%,2/1/8                               1,055,320
     900,000 TEXAS MUNI 6%, 9/1/10                                   1,020,249
     500,000 SAN ANTONIO, TX 6% 8/1/08                                 558,030
   1,000,000 SAN ANTONIO 5% 2/1/12                                   1,104,980
     750,000 TX ST WTR 5.25% 08/01/10                                  836,625
                                                                 --------------
                                                                     4,575,204
                                                                 --------------
              VIRGINIA (1.40%):
     520,000 VA COMMWEALTH TRANSPORTATION BD 5.00% 10/01/07            557,045
                                                                 --------------

              WASHINGTON (1.38%):
     500,000 KING CNTY WA 5% 1/01/2011                                 551,360
                                                                 --------------

              WEST VIRGINIA (2.56%):
     920,000 WEST VA EDUC 5% 4/1/14                                  1,019,378
                                                                 --------------

              WISCONSIN (2.75%):
   1,000,000 WISC ST GO 5.00% 05/01/11                               1,096,600
                                                                 --------------
              TOTAL MUNICIPAL BONDS                                  35,357,937
                                                                 --------------

             ALTERNATIVE MINIMUM TAX PAPER (10.90%):
   1,000,000 ALASKA STUD 5.625% 7/1/07                               1,015,580
     500,000 AUSTIN TX 5.50% 11/15/06                                  522,835
   1,000,000 IOWA STUDENT 5.10% 6/1/09                               1,070,080
     500,000 JOHNSTON IA 3.0% 6/1/05                                   499,255
     170,000 MASS ED AUTH 5.60% 07/01/06                               170,197
       5,000 NEW MEXICO  5.75% 08/01/07                                  5,005
   1,000,000 UTAH BD REG 5.20% 5/1/08                                1,066,530
                                                                 --------------
                                                                     4,349,483
                                                                 --------------
             MONEY MARKET MUTUAL FUNDS (0.45%):
     181,186 VINTAGE MUNICIPAL ASSETS FUND                             181,186
                                                                 --------------
                                                                   $39,888,606
                                                                 ==============

VINTAGE GROWTH
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

  Shares                    Security Description                    Value
  ------                    --------------------                    -----
            COMMON STOCKS (90.76%):
             BEVERAGES - SOFT DRINKS (3.07%):
     23,000 PEPSICO, INC.                                         $1,200,600
                                                                 ------------

             BROKERAGE SERVICES (0.57%):
      4,000 MORGAN ST DEAN WITTER                                    222,080
                                                                 ------------

             BIOTECH (4.86%):
     12,700 AMGEN, INC.                                              814,705
      7,000 BIOGEN INC.                                              466,270
      8,000 GENENTECH INC.                                           435,520
      4,000 IMCLONE SYSTEMS INC                                      184,320
                                                                 ------------
                                                                   1,900,815
                                                                 ------------

             COMPUTER HARDWARE (4.66%):
     50,500 CISCO SYSTEMS                                            974,650
     11,300 COMVERSE                                                 276,285
     12,000 EMC CORPORATION                                          178,440
     10,000 JUNIPER NETWORKS INC                                     271,900
     22,370 SUN MICROSYSTEMS                                         120,351
                                                                 ------------
                                                                   1,821,626
                                                                 ------------

             COMPUTER-SOFTWARE AND PERIPHERAL (10.28%):
      5,500 COGNOS                                                   242,330
     92,350 MICROSOFT CORPORATION                                  2,466,669
     78,000 ORACLE CORPORATION                                     1,070,160
      8,500 VERITAS SOFTWARE CORP.                                   242,675
                                                                 ------------
                                                                   4,021,834
                                                                 ------------

             CONSUMER FINANCE (0.42%):
     10,000 PROVIDIAN FINANCIAL CORP.                                164,700
                                                                 ------------

             CONSUMER GOODS & SERVICES (2.98%):
      5,000 CLOROX                                                   294,650
      8,000 COLGATE PALMOLIVE                                        409,280
      7,500 MC DONALDS                                               240,450
      4,000 PROCTER & GAMBLE CO.                                     220,320
                                                                 ------------
                                                                   1,164,700
                                                                 ------------

             DIVERSIFIED (3.95%):
     27,600 GENERAL ELECTRIC COMPANY                               1,007,400
     15,000 TYCO INTERNATIONAL                                       536,100
                                                                 ------------
                                                                   1,543,500
                                                                 ------------

             ELECTRONICS-MANUFACTURING (1.48%):
     42,000 FLEXTRONICS INTERNATIONAL                                580,440
                                                                 ------------

             ENTERTAINMENT (5.79%):
     50,000 TIME WARNER INC                                          972,000
     35,500 VIACOM CLASS B                                         1,291,845
                                                                 ------------
                                                                   2,263,845
                                                                 ------------

             FINANCIAL SERVICES (1.23%):
     10,000 CITIGROUP, INC.                                          481,800
                                                                 ------------

             INSURANCE (1.09%):
      6,500 AMERICAN INTL. GROUP                                     426,855
                                                                 ------------

             INTERNET RELATED (1.75%):
     11,500 CHECK POINT SOFTWARE TECH                                283,245
     12,000 VERISIGN INC.                                            402,240
                                                                 ------------
                                                                     685,485
                                                                 ------------

             LEISURE (1.03%):
      7,000 CARNIVAL CRUISE LINES                                    403,410
                                                                 ------------

             LEISURE AND RECREATION PRODUCTS (0.80%):
      9,000 TAKE TWO INTERACTIVE                                     313,110
                                                                 ------------

             MEDICAL EQUIPMENT & SUPPLIES (1.11%):
     10,000 BIOMET                                                   433,900
                                                                 ------------

             MEDICAL-HOSPITAL SERVICES (0.94%):
      6,500 BECTON DICKINSON & CO.                                   369,200
                                                                 ------------

             MEDICAL SUPPLIES (0.93%):
     10,200 BOSTON SCIENTIFIC CORP.                                  362,610
                                                                 ------------

             MEDICAL SPECIALITIES (2.88%):
      8,000 EDWARDS LIFESCIENCES                                     330,080
     16,000 MEDTRONIC, INC.                                          794,720
                                                                 ------------
                                                                   1,124,800
                                                                 ------------

            ENVIRONMENTAL SERVICES (1.03%):
     13,500 WASTE MANAGEMENT, INC.                                   404,190
                                                                 ------------

             OIL AND GAS (0.63%):
      7,500 GLOBAL SANTAFE                                           248,325
                                                                 ------------

             OIL FIELD SERVICES & EQUIPMENT (1.19%):
      4,500 WEATHERFORD INTL LTD BERM                                230,850
      6,000 HALLIBURTON CO.                                          235,440
                                                                 ------------
                                                                     466,290
                                                                 ------------

             OIL SERVICE (0.59%):
      4,500 NABORS INDUSTRIES LTD                                    230,805
                                                                 ------------

             PHARMACEUTICALS (19.76%):
     23,000 ABBOTT LABS                                            1,072,950
     34,000 JOHNSON & JOHNSON                                      2,156,280
     14,500 LILLY (ELI) & CO.                                        822,875
      3,500 NOVARTIS AG-ADR                                          176,890
     74,000 PFIZER, INC.                                           1,989,860
     10,000 SANOFI-AVENTIS-ADR                                       400,500
     11,200 SEPRACOR INC                                             664,944
     15,000 TEVA PHARMACEUTICAL ADR                                  447,900
                                                                 ------------
                                                                   7,732,199
                                                                 ------------

             RETAIL - GENERAL MERCHANDISE (4.82%):
     19,000 KOHL'S CORP.                                             934,230
     18,000 WALMART                                                  950,760
                                                                 ------------
                                                                   1,884,990
                                                                 ------------

             RETAIL - SPECIALTY STORES (1.29%):
     15,000 STAPLES, INC.                                            505,650
                                                                 ------------

             SEMICONDUCTORS (8.16%):
     29,000 ASML HOLDING                                             461,390
     19,500 APPLIED MATERIALS                                        333,450
     50,000 INTEL CORPORATION                                      1,169,500
     27,000 MICRON TECHNOLOGY                                        333,450
      5,000 QLOGIC                                                   183,650
     21,000 TEXAS INSTRUMENTS                                        517,020
      6,500 XILINX INC.                                              192,725
                                                                 ------------
                                                                   3,191,185
                                                                 ------------

             TECHNOLOGY (0.62%):
      8,000 TEKTRONIX, INC.                                          241,680
                                                                 ------------

             TOBACCO (0.86%):
      5,500 ALTRIA GROUP INC.                                        336,050
                                                                 ------------

             TELECOMMUNICATIONS (2.00%):
     18,000 NEXTEL COMMUNICATIONS                                    540,000
     15,500 NOKIA CORP. - ADR                                        242,885
                                                                 ------------
                                                                     782,885
                                                                 ------------
             TOTAL COMMON STOCK                                    35,509,558
                                                                 ------------

             LIMITED PARTNERSHIPS (2.47%):
  2,836,851 BLUE STREAM VENTURES, L.P.                               966,719
                                                                 ------------

            MONEY MARKET MUTUAL FUNDS (6.76%):
  1,861,250 GOVERNMENT ASSETS FUND                                 1,861,250
    785,289 FIDELITY INSTITUTIONAL MM                                785,289
                                                                 ------------
                                                                   2,646,539
                                                                 ------------
                                                                  39,122,817
                                                                 ============

VINTAGE EQUITY FUND
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

   Shares                      Security Description                 Value
   ------                      --------------------                 -----
              COMMON STOCKS (97.81%):
               AEROSPACE & MILITARY TECHNOLOGY (0.95%):
       11,500 GENERAL DYNAMICS CORP.                               $1,202,900
                                                                --------------

               BANKING (4.70%):
       57,000 BANK OF AMERICA CORP                                  2,678,430
       35,000 WACHOVIA CORP.                                        1,841,000
       23,400 WELLS FARGO COMPANY                                   1,454,310
                                                                --------------
                                                                    5,973,740
                                                                --------------

               BEVERAGES - SOFT DRINKS (0.49%):
       15,000 COCA COLA CO.                                           624,450
                                                                --------------

               BROKERAGE SERVICES (3.25%):
       12,500 GOLDMAN SACHS                                         1,300,500
       12,400 LEHMAN BRO HOLDINGS INC.                              1,084,752
       31,500 MORGAN ST DEAN WITTER                                 1,748,880
                                                                --------------
                                                                    4,134,132
                                                                --------------

               BIOTECH (0.91%):
       18,000 AMGEN, INC.                                           1,154,700
                                                                --------------

               BUSINESS SERVICES (2.04%):
       46,000 AMERICAN EXPRESS CO                                   2,593,020
                                                                --------------

               CHEMICALS (2.02%):
       23,000 DU PONT                                               1,128,150
       32,600 PRAXAIR INC.                                          1,439,290
                                                                --------------
                                                                    2,567,440
                                                                --------------

               COMPUTER HARDWARE (4.38%):
       85,000 CISCO SYSTEMS                                         1,640,500
       33,500 DELL INC.                                             1,411,690
       35,000 HEWLETT PACKARD                                         733,950
       18,000 IBM                                                   1,774,440
                                                                --------------
                                                                    5,560,580
                                                                --------------

               COMPUTER-SOFTWARE AND PERIPHERAL (6.80%):
      185,000 MICROSOFT CORPORATION                                 4,941,350
      197,000 ORACLE CORPORATION                                    2,702,840
       35,000 VERITAS SOFTWARE CORP.                                  999,250
                                                                --------------
                                                                    8,643,440
                                                                --------------

               CONSUMER FINANCE (1.02%):
       46,000 MBNA CORP                                             1,296,740
                                                                --------------

               CONSUMER GOODS & SERVICES (4.88%):
       30,000 COLGATE PALMOLIVE                                     1,534,800
       28,300 MC DONALDS                                              907,298
       45,700 PEPSICO, INC.                                         2,385,540
       25,000 PROCTER & GAMBLE CO.                                  1,377,000
                                                                --------------
                                                                    6,204,638
                                                                --------------

               DIVERSIFIED (6.37%):
      135,000 GENERAL ELECTRIC COMPANY                              4,927,500
       10,300 3M COMPANY                                              845,321
       65,000 TYCO INTERNATIONAL                                    2,323,100
                                                                --------------
                                                                    8,095,921
                                                                --------------

               ELECTRIC UTILITY (0.93%):
       37,000 EDISON INTERNATIONAL                                  1,185,110
                                                                --------------

               ELECTRONICS-MANUFACTURING (0.76%):
       70,000 FLEXTRONICS INTERNATIONAL                               967,400
                                                                --------------

               ENERGY (2.21%):
       15,000 CONOCOPHILIPS                                         1,302,450
       17,000 FIRSTENERGY CORP.                                       671,670
       25,000 PG&E CORP                                               832,000
                                                                --------------
                                                                    2,806,120
                                                                --------------

               ENTERTAINMENT (3.71%):
      111,500 TIME WARNER INC                                       2,167,560
       70,000 VIACOM CLASS B                                        2,547,300
                                                                --------------
                                                                    4,714,860
                                                                --------------

               FINANCIAL SERVICES (4.34%):
       86,000 CITIGROUP, INC.                                       4,143,480
       35,000 J P MORGAN CHASE & CO                                 1,365,350
                                                                --------------
                                                                    5,508,830
                                                                --------------

               FOOD PRODUCTS & SERVICES (0.90%):
       23,000 GENERAL MILLS INC                                     1,143,330
                                                                --------------

               HEALTH CARE PRODUCTS AND SERVICE (1.65%):
       45,000 ABBOTT LABS                                           2,099,250
                                                                --------------

               INDUSTRIAL GOODS & SERVICES (1.00%):
       15,000 ITT INDUSTRIES INC                                    1,266,750
                                                                --------------

               INSURANCE (3.53%):
       36,500 AMERICAN INTL. GROUP                                  2,396,955
       40,000 SAFECO CORPORATION                                    2,089,600
                                                                --------------
                                                                    4,486,555
                                                                --------------

               SPECIALTY INSURANCE (0.68%):
       20,700 PMI GROUP INC.                                          864,225
                                                                --------------

               LEISURE (1.72%):
       38,000 CARNIVAL CRUISE LINES                                 2,189,940
                                                                --------------

               MEDICAL EQUIPMENT & SUPPLIES (3.46%):
       17,400 BIOMET                                                  754,986
       41,100 BOSTON SCIENTIFIC CORP.                               1,461,105
       44,000 MEDTRONIC, INC.                                       2,185,480
                                                                --------------
                                                                    4,401,571
                                                                --------------

               METALS (0.77%):
       31,000 ALCOA INC.                                              974,020
                                                                --------------

              ENVIRONMENTAL SERVICES (0.71%):
       30,000 WASTE MANAGEMENT, INC.                                  898,200
                                                                --------------

               NATURAL RESOURCES (0.78%):
       14,700 WEYERHAEUSER CO.                                        988,134
                                                                --------------

               OIL & GAS EXPLOR PROD & SERVICE (4.84%):
      120,000 EXXON MOBILE                                          6,151,200
                                                                --------------

               OIL FIELD SERVICES & EQUIPMENT (1.03%):
       25,400 WEATHERFORD INTL LTD BERM                             1,303,020
                                                                --------------

               PHARMACEUTICALS (7.55%):
       37,000 JOHNSON & JOHNSON                                     2,346,540
       31,300 LILLY (ELI) & CO.                                     1,776,275
      148,000 PFIZER, INC.                                          3,979,720
       50,000 TEVA PHARMACEUTICAL ADR                               1,493,000
                                                                --------------
                                                                    9,595,535
                                                                --------------

               RAILROADS (1.49%):
       40,000 BURLINGTON NORTHERN                                   1,892,400
                                                                --------------

               RETAIL - GENERAL MERCHANDISE (3.19%):
       46,000 KOHL'S CORP.                                          2,261,820
       34,000 WALMART                                               1,795,880
                                                                --------------
                                                                    4,057,700
                                                                --------------

               RETAIL - SPECIALTY STORES (3.28%):
       21,000 HOME DEPOT                                              897,540
       56,000 STAPLES, INC.                                         1,887,760
       36,000 WALGREEN COMPANY                                      1,381,320
                                                                --------------
                                                                    4,166,620
                                                                --------------

               SEMICONDUCTORS (3.95%):
       44,000 ASML HOLDING                                            700,040
       51,000 APPLIED MATERIALS                                       872,100
       60,000 INTEL CORPORATION                                     1,403,400
       83,000 TEXAS INSTRUMENTS                                     2,043,460
                                                                --------------
                                                                    5,019,000
                                                                --------------

               TOBACCO (2.50%):
       51,900 ALTRIA GROUP INC.                                     3,171,090
                                                                --------------

               TRANSPORTATION & SHIPPING (0.59%):
        8,700 UNITED PARCEL SERVICE                                   743,502
                                                                --------------

               TELECOMMUNICATIONS (3.75%):
       45,000 SPRINT CORP.                                          1,118,250
       90,000 VERIZON COMM                                          3,645,900
                                                                --------------
                                                                    4,764,150
                                                                --------------

               TELECOMMUNICATIONS-SERVICES (0.67%):
       20,000 QUALCOMM, INC.                                          848,000
                                                                --------------
              TOTAL COMMON STOCKS                                 124,258,213
                                                                --------------

              MONEY MARKET MUTUAL FUND (2.19%):
    2,782,226 GOVERNMENT ASSETS FUND                                2,782,226
                                                                --------------
                                                                  127,040,439
                                                                ==============

VINTAGE BALANCED FUND
SCHEDULE OF INVESTMENTS
AS OF 12/31/04

Shares/Par Value                  Security Description                 Value
----------------                  --------------------                 -----
                  US TREASURY BONDS (1.36%):
                  --------------------------
          100,000 US TREAS 6.5% 2/15/10                            $    113,214
          100,000 US TREAS 5% 8/15/11                                   106,457
          200,000 US TREAS 4% 02/15/14                                  197,250
                                                                   -------------
                                                                        416,921
                                                                   -------------

                  US TREASURY STRIP (1.57%):
          200,000 US TREAS STRIP 0 11/15/15                             122,790
          245,000 US T-NOTE STRIP  11/15/18                             125,548
          275,000 US T-STRIP       05/15/20                             128,945
          300,000 US TREAS STRIP 0 8/15/25                              105,369
                                                                   -------------
                                                                        482,652
                                                                   -------------

                  US GOVERNMENT AGENCIES (2.89%):
          300,000 FHLMC 5.75% 1/15/12                                   327,000
           65,000 FHLMC 6.25% 07/15/32                                   74,588
           65,000 FNMA 7.125% 01/15/30                                   81,761
          150,000 FNMA 5.25% 04/15/07                                   156,375
          250,000 FNMA 2.125% 04/15/06                                  246,875
                                                                   -------------
                                                                        886,598
                                                                   -------------

                  MORTGAGE RELATED SECURITIES (16.10%):
                   COLLATERALIZED MORTGAGE OBLIG (0.93%)
           37,836 FHLMC 1610 6.25% 4/15/22                               38,172
          250,000 WAMU 3.423% 5/25/33                                   248,073
                                                                   -------------
                                                                        286,244
                                                                   -------------

                   FHLMC MORTGAGE-BACKED POOLS (5.79%):
          211,215 FHLMC 96577 4.5% 6/1/18                               211,012
           49,895 FHLMC 99510 5.5% 9/1/18                                51,579
          290,891 FHLMC GO8010 5.5 9/1/34                               295,700
          108,288 FHLMC 90876 4% 11/1/08                                108,739
           67,623 FHLMC 01444 6.5% 8/1/32                                71,024
          440,203 FGLMC G01563 5.50% 6/1/33                             447,603
           72,253 FHLMC 76361 6.0% 2/1/33                                74,741
           27,267 FHLMC C00592 7.0% 3/1/28                               28,939
           23,668 FHLMC C00896 7.5% 12/1/29                              25,377
           56,251 FHLMC PL17281 6.5 11/1/28                              59,137
           49,421 FHLMC 19588 6.5 12/1/28                                51,957
          171,886 FHLMC POOL 01545                                      174,694
          101,858 FHLMC POOL 19963                                      103,541
           68,111 FHLMC E20252 7.00% 7/1/11                              72,193
                                                                   -------------
                                                                      1,776,236
                                                                   -------------

                   FNMA MORTGAGE-BACKED POOLS (5.91%):
           44,989 FNMA 251697 6.5 5/1/28                                 47,275
          106,727 FNMA 252334 6.5% 2/1/29                               112,708
          192,774 FN254720 4.50% 05/01/18                               192,593
          182,616 FN254802 4.5% 7/1/18                                  182,445
          101,443 FNMA 254905 6.0% 10/1/33                              104,941
          175,113 FNMA POOL FN255075                                    179,134
          213,111 FNMA POOL 255079 2/1/19                               216,726
           50,733 FNMA 323640 7.5% 4/1/29                                54,471
           77,583 FNMA 428865 7% 6/1/28                                  82,359
          207,064 FNMA POOL 545993 11/1/32                              214,394
           80,557 FNMA 555272 6.0% 3/1/33                                83,409
          145,101 FNMA 713974 5.5% 7/1/33                               147,434
          194,628 FNMA 721502 5% 7/1/33                                 193,486
                                                                   -------------
                                                                      1,811,373
                                                                   -------------

                   GNMA MORTGAGE-BACKED POOLS (1.86%):
          285,155 GNMA POOL3584 6% 07/20/34                             295,378
           24,589 GNMA451522 7.5% 10/15/27                               26,466
           50,802 GNMA 462556 6.5 2/15/28                                53,580
           35,676 GNMA PL469699 7& 11/15/28                              37,978
           45,716 GNMA 486760 6.5% 12/15/28                              48,215
           54,396 GNMA780453 7.50% 12/15/25                              58,611
           45,825 GNMA 780584 7% 6/15/27                                 48,883
                                                                   -------------
                                                                        569,111
                                                                   -------------

                   ASSET-BACKED SECURITIES (1.62%):
          300,000 COUNTRYWIDE 3.854 1/25/35                             297,693
          200,000 CHASE MORT 3.34 5/25/26                               197,562
                                                                   -------------
                                                                        495,255
                                                                   -------------
                  TOTAL MORTGAGE RELATED SECURITIES                   4,938,220
                                                                   -------------

                  MUNICIPAL BONDS (2.62%):
                   CALIFORNIA (1.06%):
          300,000 UNIV SOUTH CA 5.87 1/1/14                             323,691
                                                                   -------------

                   MISSOURI (0.69%):
          195,000 FULTON, MO 7.6% 7/1/11                                211,201
                                                                   -------------

                   OREGON (0.88%):
          200,000 CHEMEKETA 3.31% 6/15/09                               194,640
           75,000 OREGON ST 3.742% 06/01/08                              74,837
                                                                   -------------
                                                                        269,477
                                                                   -------------
                   TOTAL MUNICIPAL BONDS                                 804,368
                                                                   -------------

                  CORPORATE BONDS (13.91%):
                   AGRICULTURE (0.27%):
           70,000 MONSANTO 7.375% 8/15/12                                81,813
                                                                   -------------

                   AUTOMOBILES (0.64%):
          105,000 FORD MOTOR 7.375% 2/1/11                              113,138
           50,000 GMAC 6.875% 9/15/11                                    51,250
           30,000 GEN MOTORS 8.375% 7/15/33                              31,088
                                                                   -------------
                                                                        195,475
                                                                   -------------

                   AUTOMOTIVE FINANCE (0.12%)
           35,000 DAIMLERCHRYS 6.5 11/15/13                              37,975
                                                                   -------------

                   BANKING (0.62%):
          100,000 BANK OF AM 7.4% 1/15/11                               115,875
           75,000 D.R.HORTON INC.                                        74,813
                                                                   -------------
                                                                        190,688
                                                                   -------------

                   BEVERAGES - SOFT DRINKS (0.25%):
           75,000 BOTTLING GRP 5% 11/15/13                               77,344
                                                                   -------------

                   BROKER-DEALER (1.36%):
          250,000 BSC 5.7% 11/15/14                                     264,063
           80,000 LEHMAN 4.8% 03/13/14                                   78,900
           75,000 MORGAN ST 3.875% 01/15/09                              74,625
                                                                   -------------
                                                                        417,588
                                                                   -------------

                   DATA PROCESSING & REPRODUCTION (0.16%):
           50,000 FIRST DATA 4.7% 8/1/13                                 49,938
                                                                   -------------

                   ELECTRIC UTILITY (1.51%):
          250,000 ALA POWER 5.49% 11/1/05                               255,000
          200,000 NATL RURAL 6% 5/15/06                                 207,250
                                                                   -------------
                                                                        462,250
                                                                   -------------

                   ELECTRICAL AND ELECTRONIC (0.38%):
           75,000 GEN ELEC 6.125% 2/22/11                                82,125
           30,000 GEN ELEC 6.75% 3/15/32                                 35,100
                                                                   -------------
                                                                        117,225
                                                                   -------------

                   ENTERTAINMENT (0.26%):
           75,000 VIACOM 5.625%, 05/01/07                                78,375
                                                                   -------------

                   FINANCIAL SERVICES (1.14%):
           75,000 CIT GROUP 4.75% 12/15/10                               76,219
           80,000 CITIGROUP, 5.125%, 5/5/14                              81,900
           75,000 CNTRYWIDE 3.25%, 05/21/08                              73,313
           40,000 GENWORTH 5.75%, 6/15/14                                42,300
           75,000 HOUSEHOLD 4.75% 7/15/13                                74,438
                                                                   -------------
                                                                        348,169
                                                                   -------------

                   FOOD PRODUCTS (0.25%):
           75,000 CAMPBELL 5.5%, 03/15/07                                77,813
                                                                   -------------

                   GOVERNMENT AGENCY (0.40%):
          100,000 QUEBEC PROV 6.185 3/10/26                             123,000
                                                                   -------------

                   INDUSTRIAL GOODS AND SERVICES (0.29%):
           80,000 TYCO INTL 6.375% 10/15/11                              88,300
                                                                   -------------

                   MANUFACTURING--CONSUMER GOODS (0.25%):
           70,000 EATON CORP 8.9% 8/15/06                                75,863
                                                                   -------------

                   MEDIA (0.43%):
           20,000 AOL 7.625% 4/15/31                                     24,200
           95,000 AOL 6.875% 5/1/12                                     108,181
                                                                   -------------
                                                                        132,381
                                                                   -------------

                   OIL & EXPLOR PROD & SVC (0.53%):
           75,000 CONOCO 6.95% 4/15/29                                   88,594
           70,000 MARATHON OIL 5.375 6/1/07                              72,800
                                                                   -------------
                                                                        161,394
                                                                   -------------

                   PAPER PRODUCTS (0.26%):
           70,000 MEADWESTVACO 6.85% 4/1/12                              79,188
                                                                   -------------

                   PRINTING & PUBLISHING (0.26%):
           80,000 DONNELLEY 4.95% 04/01/14                               80,300
                                                                   -------------

                   RAILROADS (0.27%):
           75,000 UNION PAC 6.625% 2/1/29                                83,344
                                                                   -------------

                   RESTAURANTS (0.69%):
          200,000 MCDONALDS 5.35% 9/15/08                               210,750
                                                                   -------------

                   RETAIL STORES (0.37%):
           15,000 MAY 3.95% 07/15/07                                     15,019
           75,000 WAL-MART 7.55% 2/15/30                                 97,688
                                                                   -------------
                                                                        112,706
                                                                   -------------

                   REAL ESTATE (1.20%):
          350,000 NWIDE HLTH 7.23% 11/8/06                              367,063
                                                                   -------------

                   TELECOMMUNICATIONS (2.01%):
           75,000 AT&T WIRE 7.875% 3/1/11                                88,406
           75,000 AT&T BROAD 8.375% 3/15/13                              92,438
           70,000 BRIT TEL 7.87% 12/15/05                                72,975
           70,000 FRANCE TEL 7.75% 3/1/11                                83,475
          130,000 GTE CORP 7.51% 4/1/09                                 146,738
           40,000 SBC 5.625% 6-15-16                                     41,300
           75,000 SPRINT 8.375% 03/15/12                                 91,406
                                                                   -------------
                                                                        616,738
                                                                   -------------
                   TOTAL CORPORATE BONDS                               4,265,675
                                                                   -------------

                  COMMON STOCKS (61.33%):
                   AEROSPACE & MILITARY TECHNOLOGY (0.48%):
            1,400 GENERAL DYNAMICS CORP.                                146,440
                                                                   -------------

                   BANKING (2.88%):
            8,400 BANK OF AMERICA CORP                                  394,716
            5,600 WACHOVIA CORP.                                        294,560
            3,100 WELLS FARGO COMPANY                                   192,665
                                                                   -------------
                                                                        881,941
                                                                   -------------

                   BEVERAGES - SOFT DRINKS (1.60%):
            3,000 COCA COLA CO.                                         124,890
            7,000 PEPSICO, INC.                                         365,400
                                                                   -------------
                                                                        490,290
                                                                   -------------

                   BROKERAGE SERVICES (2.17%):
            2,300 GOLDMAN SACHS                                         239,292
            1,500 LEHMAN BRO HOLDINGS INC.                              131,220
            5,300 MORGAN ST DEAN WITTER                                 294,256
                                                                   -------------
                                                                        664,768
                                                                   -------------

                   CHEMICALS (1.11%):
            3,400 DU PONT                                               166,770
            3,900 PRAXAIR INC.                                          172,185
                                                                   -------------
                                                                        338,955
                                                                   -------------

                   COMPUTER HARDWARE (2.97%):
           12,000 CISCO SYSTEMS                                         231,600
            5,500 DELL INC.                                             231,770
            7,300 HEWLETT PACKARD                                       153,081
            3,000 IBM                                                   295,740
                                                                   -------------
                                                                        912,191
                                                                   -------------

                   COMPUTER-SOFTWARE AND PERIPHERAL (4.47%):
           27,600 MICROSOFT CORPORATION                                 737,196
           35,800 ORACLE CORPORATION                                    491,176
            5,000 VERITAS SOFTWARE CORP.                                142,750
                                                                   -------------
                                                                      1,371,122
                                                                   -------------

                   CONSUMER GOODS & SERVICES (2.00%):
            5,850 COLGATE PALMOLIVE                                     299,286
            3,600 MC DONALDS                                            115,416
            3,600 PROCTER & GAMBLE CO.                                  198,288
                                                                   -------------
                                                                        612,990
                                                                   -------------

                   DIVERSIFIED (3.93%):
           21,500 GENERAL ELECTRIC COMPANY                              784,750
            1,200 3M COMPANY                                             98,484
            9,000 TYCO INTERNATIONAL                                    321,660
                                                                   -------------
                                                                      1,204,894
                                                                   -------------

                   ELECTRIC UTILITY (0.71%):
            6,800 EDISON INTERNATIONAL                                  217,804
                                                                   -------------

                   ELECTRONICS-MANUFACTURING (0.55%):
           12,300 FLEXTRONICS INTERNATIONAL                             169,986
                                                                   -------------

                   ENERGY (1.34%):
            2,200 CONOCOPHILIPS                                         191,026
            2,300 FIRSTENERGY CORP.                                      90,873
            3,900 PG&E CORP                                             129,792
                                                                   -------------
                                                                        411,691
                                                                   -------------

                   ENTERTAINMENT (2.07%):
           13,600 TIME WARNER INC                                       264,384
           10,200 VIACOM CLASS B                                        371,178
                                                                   -------------
                                                                        635,562
                                                                   -------------

                   FINANCIAL SERVICES (4.89%):
            8,500 AMERICAN EXPRESS CO                                   479,145
           13,500 CITIGROUP, INC.                                       650,430
            4,400 J P MORGAN CHASE & CO                                 171,644
            7,000 MBNA CORP                                             197,330
                                                                   -------------
                                                                      1,498,549
                                                                   -------------

                   FOOD PRODUCTS & SERVICES (0.53%):
            3,300 GENERAL MILLS INC                                     164,043
                                                                   -------------

                   INDUSTRIAL GOODS & SERVICES (0.55%):
            2,000 ITT INDUSTRIES INC                                    168,900
                                                                   -------------

                   INSURANCE (1.93%):
            5,400 AMERICAN INTL. GROUP                                  354,618
            4,550 SAFECO CORPORATION                                    237,692
                                                                   -------------
                                                                        592,310
                                                                   -------------

                   SPECIALTY INSURANCE (0.31%):
            2,300 PMI GROUP INC.                                         96,025
                                                                   -------------

                   LEISURE (1.01%):
            5,400 CARNIVAL CRUISE LINES                                 311,202
                                                                   -------------

                   MEDICAL EQUIPMENT & SUPPLIES (0.28%):
            2,000 BIOMET                                                 86,780
                                                                   -------------

                   MEDICAL SUPPLIES (0.75%):
            6,500 BOSTON SCIENTIFIC CORP.                               231,075
                                                                   -------------

                   MEDICAL SPECIALITIES (1.18%):
            7,260 MEDTRONIC, INC.                                       360,604
                                                                   -------------

                   METALS (0.46%):
            4,500 ALCOA INC.                                            141,390
                                                                   -------------

                   ENVIRONMENTAL SERVICES (0.46%):
            4,700 WASTE MANAGEMENT, INC.                                140,718
                                                                   -------------

                   NATURAL RESOURCES (0.44%):
            2,000 WEYERHAEUSER CO.                                      134,440
                                                                   -------------

                   OIL & GAS EXPLOR PROD & SER (3.34%):
           20,000 EXXON MOBILE                                        1,025,200
                                                                   -------------

                   OIL FIELD SERVICES & EQUIPMENT (0.62%):
            3,700 WEATHERFORD INTL LTD BERM                             189,810
                                                                   -------------

                   PHARMACEUTICALS (6.34%):
            6,400 ABBOTT LABS                                           298,560
            2,600 AMGEN, INC.                                           166,790
            6,500 JOHNSON & JOHNSON                                     412,230
            4,000 LILLY (ELI) & CO.                                     227,000
           20,300 PFIZER, INC.                                          545,867
            9,800 TEVA PHARMACEUTICAL ADR                               292,628
                                                                   -------------
                                                                      1,943,075
                                                                   -------------

                   RAILROADS (0.79%):
            5,100 BURLINGTON NORTHERN                                   241,281
                                                                   -------------

                   RETAIL - GENERAL MERCHANDISE (2.18%):
            8,000 KOHL'S CORP.                                          393,360
            5,200 WALMART                                               274,664
                                                                   -------------
                                                                        668,024
                                                                   -------------

                   RETAIL - SPECIALTY STORES (2.03%):
            2,300 HOME DEPOT                                             98,302
            7,600 STAPLES, INC.                                         256,196
            7,000 WALGREEN COMPANY                                      268,590
                                                                   -------------
                                                                        623,088
                                                                   -------------

                   SEMICONDUCTORS (2.42%):
            7,100 ASML HOLDING                                          112,961
            7,500 APPLIED MATERIALS                                     128,250
            8,100 INTEL CORPORATION                                     189,459
           12,600 TEXAS INSTRUMENTS                                     310,212
                                                                   -------------
                                                                        740,882
                                                                   -------------

                   TOBACCO (1.43%):
            7,200 ALTRIA GROUP INC.                                     439,920
                                                                   -------------

                   TRANSPORTATION & SHIPPING (0.33%):
            1,200 UNITED PARCEL SERVICE                                 102,552
                                                                   -------------

                   TELECOMMUNICATIONS (2.36%)
            6,500 SPRINT CORP.                                          161,525
           13,900 VERIZON COMM                                          563,089
                                                                   -------------
                                                                        724,614
                                                                   -------------

                   TELECOMMUNICATIONS-SERVICES (0.40%):
            2,900 QUALCOMM, INC.                                        122,960
                                                                   -------------
                  TOTAL COMMON STOCKS                                18,806,076
                                                                   -------------
                  MONEY MARKET MUTUAL FUND (0.21%):
           62,965 GOVERNMENT ASSETS FUND                                 62,965
                                                                   -------------
                                                                    $30,663,475
                                                                   =============

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 23, 2005, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeffrey D. Lorenzen
------------------------------
Jeffrey D. Lorenzen, Principal Executive and President
Date: February 23, 2005




Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title


/s/ Jeffrey D. Lorenzen President, Principal Executive Officer,
---------------------------------
Jeffrey D. Lorenzen, February 23, 2005.


/s/ Amy M. Mitchell Treasurer and Principal Financial and Accounting Officer,
-------------------
Amy M. Mitchell, February 23, 2005